Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
Income Taxes
The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2019	2018
Current income tax:
Current year expense	175.0	144.1
Adjustments to prior years’ income taxes	2.7	5.1
	177.7	149.2
Deferred income tax:
Origination and reversal of temporary differences	87.5	(108.1)
Adjustments to prior years' deferred income taxes	(17.1)	(1.6)
Other	13.4	4.7
	83.8	(105.0)

Provision for income taxes	261.5	44.2

A significant portion of the company's earnings or losses before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differs from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings (loss) before income taxes by jurisdiction and the associated provision for (recovery of) income taxes for the years ended December 31 are summarized in the following table:

	2019					2018
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	183.4	848.0	244.7	956.6	2,232.7	54.7	(78.2)	(115.4)	1,001.0	862.1
Provision for (recovery of) income taxes	79.3	23.5	24.0	134.7	261.5	47.4	(27.2)	(24.0)	48.0	44.2
Net earnings (loss)	104.1	824.5	220.7	821.9	1,971.2	7.3	(51.0)	(91.4)	953.0	817.9

(1)	Includes Fairfax India and Fairfax Africa.

(2)
Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.

(3)	Principally comprised of Brit, European Run-off and other associated holding company results.

(4)
Includes companies in India, Asia and Europe (excluding the U.K.), and Allied World (the majority of Allied World's net earnings (loss) is sourced from its Bermuda operations notwithstanding certain of its operations conduct business in the U.S. and the U.K.).

Increased pre-tax profitability in Canada, the U.S. and the U.K. in 2019 compared to 2018 primarily reflected improvements in investment performance. Decreased pre-tax profitability in Other in 2019 compared to 2018 primarily reflected the gain on deconsolidation of Quess in 2018, partially offset by improvements in investment performance.

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2019	2018
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	591.7	228.5
Non-taxable investment income	(56.6)	(289.7)
Tax rate differential on income and losses outside Canada	(209.5)	(36.4)
Change in unrecorded tax benefit of losses and temporary differences	(90.7)	81.6
Change in tax rate for deferred income taxes	0.5	4.3
Provision (recovery) relating to prior years	(14.4)	3.5
Foreign exchange effect	(3.7)	27.4
Other including permanent differences	44.2	25.0
Provision for income taxes	261.5	44.2

Non-taxable investment income of $56.6 in 2019 and $289.7 in 2018 were principally comprised of dividend income, non-taxable interest income, the 50% of net capital gains which are not taxable in Canada and share of profit of associates in certain jurisdictions. Also included in 2018 was an income tax rate benefit of $235.8 related to the non-cash gain on deconsolidation of Quess, reflecting the preferential treatment of long term capital gains in India.

The tax rate differential on income and losses outside Canada of $209.5 in 2019 principally related to income taxed at lower rates in the U.S. and Barbados, and at Fairfax India, Brit, and Allied World. The tax rate differential on income and losses outside Canada of $36.4 in 2018 principally related to income taxed at lower rates at Allied World, certain subsidiaries of Fairfax India and in Barbados.

The change in unrecorded tax benefit of losses and temporary differences of an income tax rate benefit of $90.7 in 2019 (2018 - income tax rate expense of $81.6) principally reflected the recognition of U.S. foreign tax credit carryforwards of $104.0 (2018 - nil) that are expected to be utilized prior to expiration without incurring an equal amount of base erosion anti-abuse tax ("BEAT"), partially offset by deferred tax assets in Canada of $13.8 (2018 - $63.3) that were not recorded, as it was not considered probable that those losses could be utilized.

Other including permanent differences of $44.2 in 2019 included $13.4 related to a non-cash goodwill impairment charge recorded by Fairfax India. Other including permanent differences of $25.0 in 2018 primarily reflected BEAT of $17.9.

Income taxes refundable and payable were as follows:

	December 31, 2019	December 31, 2018
Income taxes refundable	169.0	152.3
Income taxes payable	(78.4)	(80.1)
Net income taxes refundable	90.6	72.2

Changes in net income taxes refundable during the years ended December 31 were as follows:

	2019	2018
Balance - January 1	72.2	51.4
Amounts recorded in the consolidated statements of earnings	(177.7)	(149.2)
Payments made during the year	178.9	229.9
Acquisitions of subsidiaries (note 23)	6.7	7.3
Assets held for sale (note 23)	(17.1)	—
Liabilities associated with assets held for sale (note 23)	29.6	—
Deconsolidation of subsidiary (note 23)	—	(71.3)
Foreign exchange effect and other	(2.0)	4.1
Balance - December 31	90.6	72.2

Changes in the net deferred income tax asset during the years ended December 31 were as follows:

	2019
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	107.4	134.7	96.8	(81.1)	(419.6)	314.9	118.9	225.9	497.9
Amounts recorded in the consolidated statement of earnings	(11.7)	8.8	23.1	(16.0)	28.3	(181.0)	92.5	(27.8)	(83.8)
Amounts recorded in total equity	2.5	—	—	—	—	(11.4)	—	35.3	26.4
Acquisitions of subsidiaries (note 23)	22.9	—	—	—	(29.5)	—	—	(58.3)	(64.9)
Assets held for sale (note 23)	—	—	—	—	—	0.8	—	(3.0)	(2.2)
Foreign exchange effect and other	(1.9)	1.8	—	0.2	(7.4)	4.7	(0.4)	5.5	2.5
Balance - December 31	119.2	145.3	119.9	(96.9)	(428.2)	128.0	211.0	177.6	375.9

	2018
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	187.7	131.3	91.9	(66.7)	(443.5)	177.5	118.1	184.5	380.8
Amounts recorded in the consolidated statement of earnings	(67.6)	5.3	5.5	(15.6)	11.2	128.8	1.1	36.3	105.0
Amounts recorded in total equity	5.0	—	—	—	—	7.6	—	13.9	26.5
Acquisitions of subsidiaries (note 23)	1.4	—	(0.8)	1.4	(4.7)	—	—	9.1	6.4
Deconsolidation of subsidiary (note 23)	(6.1)	—	—	—	4.2	—	—	(15.3)	(17.2)
Foreign exchange effect and other	(13.0)	(1.9)	0.2	(0.2)	13.2	1.0	(0.3)	(2.6)	(3.6)
Balance - December 31	107.4	134.7	96.8	(81.1)	(419.6)	314.9	118.9	225.9	497.9

Management expects that the deferred income tax asset will be realized in the normal course of operations. The most significant temporary differences included in the deferred income tax asset at December 31, 2019 related to tax credits, provision for losses and loss adjustment expenses, investments, provision for unearned premiums, and operating and capital losses, partially offset by a deferred income tax liability related to intangible assets. The temporary differences related to investments are primarily due to net unrealized investment losses in the U.S.  In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are only recognized for income tax when realized (particularly in the U.S. and several other jurisdictions). The provision for losses and loss adjustment expenses is recorded on an undiscounted basis in these consolidated financial statements but is recorded on a discounted basis in certain jurisdictions for income tax, resulting in temporary differences. Deferred taxes on intangible assets primarily relate to intangible assets recognized on acquisitions (principally Allied World, Recipe and Brit) that are typically not deductible in the determination of income taxes payable. The deferred income tax asset related to operating and capital losses arises primarily at Northbridge, AGT and Fairfax Latam. Tax credits are primarily in the U.S. and relate to foreign taxes paid that will reduce U.S. taxes payable in the future. Other deferred taxes include temporary differences related to pensions and premises and equipment.

Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. At December 31, 2019 deferred income tax assets of $814.7 (December 31, 2018 - $857.8) related principally to operating and capital losses and U.S. foreign tax credits that have not been recorded. The losses for which deferred income tax assets have not been recorded are comprised of losses in Canada of $1,863.5 (December 31, 2018 - $1,570.1), losses in Europe of $495.8 (December 31, 2018 - $613.4), losses in the U.S. of $46.1 (December 31, 2018 - $45.9), losses at Allied World of $359.4 across various jurisdictions (December 31, 2018 - $363.5) and U.S. foreign tax credits of $55.0 (December 31, 2018 - $159.0). The losses in Canada expire between 2026 and 2039. The losses and foreign tax credits in the U.S. expire between 2020 and 2032. Substantially all of the losses in Europe do not have an expiry date. Allied World's losses are primarily in the U.K. and Asia, with no expiry date, while the remainder expire between 2022 and 2037.

Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries. Unremitted earnings amounted to approximately $3.5 billion at December 31, 2019 (December 31, 2018 - $3.2 billion) and are not likely to be repatriated in the foreseeable future.